Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity File Number	000-51640
Entity Registrant Name	Zoned Properties, Inc.
Entity Central Index Key	0001279620
Entity Tax Identification Number	46-5198242
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8360 E. Raintree Drive
Entity Address, Address Line Two	#230
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85260
City Area Code	877
Local Phone Number	360-8839
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false